CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CHANGES IN OPERATING WORKING CAPITAL
(Increase) decrease in Accounts receivable	$ (394)	$ (575)	$ (925)
(Increase) decrease in Inventories	(56)	(190)	(93)
(Increase) decrease in Other current assets	618	118	(141)
Increase (decrease) in Accounts payable and other	(206)	(83)	890
Increase (decrease) in Accrued interest	245	91	(18)
(Increase) Decrease in Operating Working Capital	$ 207	$ (639)	$ (287)